Related Parties (Tables)	3 Months Ended
Jun. 30, 2025
Related Parties [Abstract]
Schedule of Related-party Balances

Below are the related-party balances as of March 31 and June 30, 2025:

(Unit: In millions) Type of related party	Name of related party	Detail of transaction	Outstanding balance as of
			March 31, 2025	June 30, 2025
Subsidiaries of parent company	Monex Finance Corporation	Borrowing(3)(4)	751	2,300
Associates of parent company	Monex,Inc.	Provision of sales service	5	2

Below is the related-party transaction impact on the condensed consolidated interim statements of profit or loss and other comprehensive income for the three months ended June 30, 2024 and 2025:

(Unit: In millions) Type of related party	Name of related party	Detail of transaction	For the three months ended June 30,
			2024	2025
Parent company	Monex Group, Inc.	Business management service fee(2)	¥156	¥—
Subsidiaries of parent company	Monex Finance Corporation	Interest expense	4	22
Associates of parent company	Monex, Inc.	Transaction revenue(1)	1,619	1,715
		Cost of sales(1)	1,614	1,710
		Provision of sales service	15	6
		Derivative gains(5)	23	—

(1)      Certain of Coincheck’s managing directors and related parties purchase or sell crypto assets on Coincheck’s marketplace platform. The transactions for the three months ended June 30, 2024 and 2025, were made on terms equivalent to those that prevail in arm’s-length transactions. The Company recognized the corresponding transaction revenue amounting to ¥1,619 million and ¥1,715 million for the three months ended June 30, 2024 and 2025, respectively.

(2)      Business management service fee represents the considerations for guidance and support on general management and other consulting services provided by Monex, the parent company of Coincheck (prior to the Business Combination). The services include support on registration of cryptocurrency exchange business and negotiation with the Financial Services Agency necessary for continuing registration, assistance in cyber security risk management, and maintaining relationship with relevant financial institutions. According to the business management service fee agreements, the considerations were calculated based on 5% of Coincheck’s total revenue net of cost of sales (variable fees). This agreement was terminated in November 2024.

(3)      Coincheck entered into a line of credit of ¥6,000 million with Monex Finance Corporation, with aggregate commitments as of March 31 and June 30, 2025, respectively. The outstanding under this arrangement were ¥nil million and ¥500 million as of March 31, 2025 and June 30, 2025, respectively. The interest rate under this was 1.75% for the three months ended June 30, 2025.

(4)      Coincheck Parent entered into its own commitment line contract of ¥2,304 million as a debtor with Monex Finance Corporation for the purpose of operating capital as of March 31, 2025 and June 30, 2025, respectively. The balance outstanding under this was ¥751 million and ¥1,800 million as of March 31, 2025 and June 30, 2025, respectively. The interest rate under this was 5.68% for the three months ended June 30, 2025.

(5)      The derivative transaction is a forward exchange transaction between the USD and the Japanese yen. Realized gain of ¥23 million recognized in the condensed consolidated interim statement of profit or loss and other comprehensive income is included in the “Transaction amount” of the derivative transaction for the three months ended June 30, 2024. The fair value gain of the open foreign exchange forward transaction was ¥1 million as of June 30, 2024 with the principal amount of ¥43 million. There was no derivative transactions for the three months ended June 30, 2025.

Schedule of Listing of Consolidated Subsidiaries	The following is a list of the Company’s consolidated subsidiaries: 5 subsidiaries as of June 30, 2025.
Name of subsidiary	Place of incorporation and operation	Contents of business	Percentage of voting rights held by the Company
Coincheck, Inc.	Japan	Provides end-to-end crypto asset exchange services and operates a multi-cryptocurrency marketplaces.	100%
CCG Administrative Services, Inc.	US	Provides certain administrative services for Coincheck Group N.V.	100%
Next Finance Tech Group	Japan	Provides staking service.	100%
Next Finance Tech Digital Assets Co., Ltd.	Japan	Borrows cryptocurrencies.	100%
Next Finance Tech International Co., Ltd.	Cayman Islands	Manages Next Finance’s insurance.	100%